DISPOSAL OF SUBSIDIARIES (Details) € in Thousands, $ in Thousands, $ in Millions							1 Months Ended			12 Months Ended
	Jan. 24, 2020 USD ($)	Sep. 10, 2019 USD ($)	Jan. 24, 2019 USD ($) subsidiary facility MW	Jan. 17, 2019 USD ($)	Dec. 30, 2018 USD ($)	Dec. 30, 2018 EUR (€)	Jan. 31, 2017 USD ($) facility MW	Jan. 31, 2017 EUR (€) facility MW	Jan. 31, 2017 CAD ($) facility MW	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Gain(Loss) on disposal of subsidiaries										$ (47,372)	$ (1,288)	$ 1,875
Net assets (liabilities) of subsidiary disposed
Current Assets										56,762	174,720
Cash and cash equivalents										11,739	43,831	46,084
Trade and other receivables										10,837	20,535
Non-current Assets										348,592	410,497
IPP solar parks										261,113	353,050
Other Non-current Assets										514	1,246
Tax payable										(270)	(11,806)
Borrowing										(54,875)	(49,700)
Non-current Liabilities										(278,183)	(282,662)
Deferred tax liabilities										2,344	3,159	2,784
Total Net Assets										405,354	585,217
Non-controlling interests										64	5,021
Long term Liability-Lease										(44,859)
Current Liabilities										(90,108)	(224,348)
Trade and other payables										(29,459)	(31,972)
Borrowing										(54,875)	(49,700)
Non-current Liabilities										(278,183)	(282,662)
Long-term borrowing										(147,997)	(207,057)
Deferred tax assets										12,726	32,382	23,500
Intangible assets										59	85
Tax payable										(270)	(11,806)
Deferred tax liabilities										(2,344)	(3,159)	(2,784)
Gain (Loss) on disposal of a subsidiary
Net assets\liabilities disposed of										(37,063)	(78,207)
Gain(Loss) on disposal of subsidiaries										$ (47,372)	$ (1,288)	$ 1,875
1091187 B.C. Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of Preferred shares sold							25.00%	25.00%	25.00%
Cash consideration received							$ 2,979		$ 4.0
Number of facilities | facility							6	6	6
Gain(Loss) on disposal of subsidiaries							$ 1,464
Equity interest (as a percent)							75.00%	75.00%	75.00%
Net assets (liabilities) of subsidiary disposed
Current Assets							$ 295
Cash and cash equivalents							284
Trade and other receivables							11
Non-current Assets							3,294
IPP solar parks							3,253
Other Non-current Assets							41
Borrowing							(81)
Non-current Liabilities							(1,319)
Current Liabilities							(143)
Trade and other payables							(62)
Borrowing							(81)
Non-current Liabilities							(1,319)
Long-term borrowing							(1,319)
Net assets (liabilities) disposed							2,127
Gain (Loss) on disposal of a subsidiary
Cash consideration received							2,979		$ 4.0
Net assets\liabilities disposed of							(2,127)
Re-evaluate fair value of residual investment							612
Gain(Loss) on disposal of subsidiaries							1,464
Cash Inflow (Outflow) on disposal of a subsidiary
Cash consideration received							2,979		$ 4.0
Cash and cash equivalent balances disposed of							(284)
Net cash inflow arising on disposal							2,695
Companies based in Cypriot
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received							$ 41,915	€ 39,700
Number of facilities | facility							20	20	20
Gain(Loss) on disposal of subsidiaries							$ 416
Net assets (liabilities) of subsidiary disposed
Current Assets							10,590
Cash and cash equivalents							3,633
Trade and other receivables							6,957
Non-current Assets							32,827
IPP solar parks							31,431
Other Non-current Assets							1,396
Current Liabilities							(1,918)
Trade and other payables							(1,918)
Net assets (liabilities) disposed							41,499
Gain (Loss) on disposal of a subsidiary
Cash consideration received							41,915	€ 39,700
Net assets\liabilities disposed of							(41,499)
Gain(Loss) on disposal of subsidiaries							416
Cash Inflow (Outflow) on disposal of a subsidiary
Cash consideration received							41,915	€ 39,700
Cash and cash equivalent balances disposed of							(3,633)
Net cash inflow arising on disposal							$ 38,282
Solar Generating Capacity | MW							23.0	23.0	23.0
GRANSOLAR CUBIERTAS 3, S.L.U ("GSC3") and GRANSOLAR CUBIERTA 7, S.L.U ("GSC7")
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received					$ 911	€ 796
Gain(Loss) on disposal of subsidiaries					(1,288)
Net assets (liabilities) of subsidiary disposed
Current Assets					111
Cash and cash equivalents					64
Trade and other receivables					47
Non-current Assets					2,418
IPP solar parks					2,415
Tax payable					(14)
Borrowing					(10)
Non-current Liabilities					(177)
Deferred tax liabilities					177
Current Liabilities					(127)
Trade and other payables					(103)
Borrowing					(10)
Non-current Liabilities					(177)
Net assets (liabilities) disposed					2,225
Intangible assets					3
Tax payable					(14)
Deferred tax liabilities					(177)
Gain (Loss) on disposal of a subsidiary
Cash consideration received					911	796
Net assets\liabilities disposed of					(2,225)
Gain(Loss) on disposal of subsidiaries					(1,288)
Cash receivable					64
Exchange difference					(38)
Cash Inflow (Outflow) on disposal of a subsidiary
Cash consideration received					911	€ 796
Cash and cash equivalent balances disposed of					64
Net cash inflow arising on disposal					$ 64
Arica Solar Generacion 1 SpA
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received				$ 2,458
Gain(Loss) on disposal of subsidiaries				(1,497)
Net assets (liabilities) of subsidiary disposed
Current Assets				1,173
Trade and other receivables				1,173
Non-current Assets				2,455
IPP solar parks				2,455
Current Liabilities				(386)
Trade and other payables				(386)
Net assets (liabilities) disposed				3,242
Gain (Loss) on disposal of a subsidiary
Cash consideration received				2,458
Net assets\liabilities disposed of				(3,242)
Gain(Loss) on disposal of subsidiaries				(1,497)
Cash receivable				220
Cumulative gain/loss on Currency translation difference reclassified from equity on loss of control of subsidiary				(933)
Cash Inflow (Outflow) on disposal of a subsidiary
Cash consideration received				2,458
Net cash inflow arising on disposal				2,458
Cash received as consideration and cash receivable				$ 2,700
Percentage of ownership				100.00%
Energy Capital Investment Sarl
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Gain(Loss) on disposal of subsidiaries	$ (43,703)		$ 43,700
Net assets (liabilities) of subsidiary disposed
Current Assets			14,552
Cash and cash equivalents			9,787
Trade and other receivables			4,765
Non-current Assets			111,491
IPP solar parks			111,355
Other Non-current Assets			136
Tax payable			(29)
Borrowing			(78,270)
Non-current Liabilities			(1,100)
Deferred tax liabilities			(1,100)
Total Net Assets			44,295
Non-controlling interests			(5,019)
Current Liabilities			(80,648)
Trade and other payables			(2,349)
Borrowing			(78,270)
Non-current Liabilities			(1,100)
Net assets (liabilities) disposed			39,276
Tax payable			(29)
Deferred tax liabilities			1,100
Gain (Loss) on disposal of a subsidiary
Net assets\liabilities disposed of	(39,276)
Gain(Loss) on disposal of subsidiaries	(43,703)		43,700
Cumulative gain/loss on Currency translation difference reclassified from equity on loss of control of subsidiary	$ (4,427)
Cash Inflow (Outflow) on disposal of a subsidiary
Cash and cash equivalent balances disposed of			9,787
Net cash inflow arising on disposal			$ 9,787
Energy Capital Investment Sarl | Renewable Capital Investment 2 S.L
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Number of facilities | facility			6
Cash Inflow (Outflow) on disposal of a subsidiary
Solar Generating Capacity | MW			71.7
Percentage of ownership			100.00%
Number of subsidiaries | subsidiary			5
Lumens Holdings 4, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Cash consideration received		$ 4,032
Gain(Loss) on disposal of subsidiaries		(2,172)
Net assets (liabilities) of subsidiary disposed
Current Assets		649
Cash and cash equivalents		332
Trade and other receivables		317
Non-current Assets		10,995
IPP solar parks		9,962
Other Non-current Assets		1,033
Borrowing		(4,320)
Non-current Liabilities		(1,040)
Long term Liability-Lease		(1,040)
Current Liabilities		(4,400)
Trade and other payables		(80)
Borrowing		(4,320)
Non-current Liabilities		(1,040)
Net assets (liabilities) disposed		6,204
Gain (Loss) on disposal of a subsidiary
Cash consideration received		4,032
Net assets\liabilities disposed of		(6,204)
Gain(Loss) on disposal of subsidiaries		(2,172)
Cash Inflow (Outflow) on disposal of a subsidiary
Cash consideration received		4,032
Cash and cash equivalent balances disposed of		(332)
Net cash inflow arising on disposal		$ 3,700
Percentage of ownership		100.00%